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ALEXANDER C. KARAMPATSOS alexander.karampatsos@dechert.com +1 202 261 3402 Direct +1 617 275 8365 Fax

May 22, 2020

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, NE

Washington, D.C. 20549

Re:	Goldman Sachs Trust (the “Registrant”)

File Nos. 033-17619 and 811-05349

Post-Effective Amendment No. 806

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “Securities Act”), is Post-Effective Amendment No. 806 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the Securities Act and Amendment No. 807 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This filing is being made for the purpose of: (i) changing the investment objective for each of the Goldman Sachs Global Core Fixed Income Fund (formerly, the Goldman Sachs Global Income Fund), Goldman Sachs Core Fixed Income Fund, Goldman Sachs Bond Fund, and Goldman Sachs Investment Grade Credit Fund; (ii) incorporating disclosure relating to the use of reverse repurchase agreements in the principal investment strategy and principal risks for each of the Goldman Sachs Bond Fund, Goldman Sachs Core Fixed Income Fund, Goldman Sachs Global Core Fixed Income Fund, Goldman Sachs Government Income Fund, Goldman Sachs Short Duration Government Fund, Goldman Sachs Income Fund, Goldman Sachs Short Duration Income Fund, Goldman Sachs Strategic Income Fund, Goldman Sachs High Quality Floating Rate Fund, and Goldman Sachs U.S. Mortgages Fund; and (iii) incorporating other changes to the principal investment strategy for the Goldman Sachs Global Core Fixed Income Fund, which could be construed as material and have not been reviewed by the Staff previously.

For administrative convenience, this filing includes other series of the Registrant with the same fiscal year-end, but the Registrant does not believe that the changes made in this Amendment related to those series are material. We therefore request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes identified in (i) – (iii) of the preceding paragraph, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment No. 776 for the Goldman Sachs Income Fund and Post-Effective Amendment No. 762 for each of the other Funds. In addition, the Registrant appropriately addressed the Staff’s comments regarding Post-Effective Amendment 768 relating to the Goldman Sachs Income Fund and Post-Effective Amendment No. 756 relating to the Goldman Sachs Single Sector Fixed Income Funds and the Goldman Sachs Multi-Sector Fixed Income Funds. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202.261.3402.

Sincerely,

/s/ Alexander C. Karampatsos
Alexander C. Karampatsos